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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/14 – 06/30/15

        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08743
Reporting Period: 07/01/2014 - 06/30/2015
Invesco Senior Income Trust

==================== Invesco Senior Income Trust  ==============================

Genie Energy Ltd.

Ticker:                      Security ID: 372284307
Meeting Date: MAY 5, 2015    Meeting Type: Annual
Record Date: MAR 12, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James A. Courter         For       Against      Management
1.2   Elect Director Howard S. Jonas          For       Against      Management
1.3   Elect Director W. Wesley Perry          For       For          Management
1.4   Elect Director Alan B. Rosenthal        For       For          Management
1.5   Elect Director Allan Sass               For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Approve Stock Option Plan Grants to How For       Against      Management
      ard S. Jonas
4     Advisory Vote to Ratify Named Executive For       Against      Management
       Officers' Compensation
5     Ratify BDO USA, LLP as Auditors         For       For          Management

--------------------------------------------------------------------------------

LyondellBasell Industries NV

Ticker:                      Security ID: N53745100
Meeting Date: MAY 6, 2015    Meeting Type: Annual
Record Date: APR 8, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Robin Buchanan Supervisory Board  For       For          Management
1b    Elect Stephen F. Cooper to Supervisory  For       For          Management
      Board
1c    Elect Isabella D. Goren to Supervisory  For       For          Management
      Board
1d    Elect Robert G. Gwin to Supervisory Boa For       For          Management
      rd
2a    Elect Kevin W. Brown to Management Boar For       For          Management
      d
2b    Elect Jeffrey A. Kaplan to Management B For       For          Management
      oard
3     Adopt Financial Statements and Statutor For       For          Management
      y Reports
4     Approve Discharge of Management Board   For       For          Management
5     Approve Discharge of Supervisory Board  For       For          Management
6     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
7     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
8     Approve Dividends of USD 2.80 Per Share For       For          Management
9     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
10    Authorize Board to Issue Shares up to 2 For       For          Management
      0 Percent of Authorized Capital
11    Authorize Board to Exclude Preemptive R For       For          Management
      ights from Share Issuances
12    Amend Qualified Employee Stock Purchase For       For          Management
       Plan
13    Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital

--------------------------------------------------------------------------------

Tribune Company

Ticker:                      Security ID: 896047503
Meeting Date: JUL 14, 2014   Meeting Type: Annual
Record Date: JUN 9, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Craig A. Jacobson        For       For          Management
1.2   Elect Director Laura R. Walker          For       For          Management
2     Amend Certificate of Incorporation      For       Against      Management
3     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

Tribune Media Company

Ticker:                      Security ID: 896047503
Meeting Date: MAY 20, 2015   Meeting Type: Annual
Record Date: APR 15, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael Kreger           For       For          Management
1.2   Elect Director Peter Liguori            For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors

--------------------------------------------------------------------------------

Tribune Publishing Company

Ticker:                      Security ID: 896082104
Meeting Date: MAY 27, 2015   Meeting Type: Annual
Record Date: MAR 31, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David E. Dibble          For       For          Management
1.2   Elect Director Philip G. Franklin       For       For          Management
1.3   Elect Director John H. Griffin, Jr.     For       For          Management
1.4   Elect Director Eddy W. Hartenstein      For       For          Management
1.5   Elect Director Renetta McCann           For       For          Management
1.6   Elect Director Ellen Taus               For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO SENIOR INCOME TRUST

By (Signature and Title)*	/s/ PHILIP A. TAYLOR
Philip A. Taylor
Principal Executive Officer

Date     August 14, 2015

*	Please print the name and title of the signing officer below the signature